STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Growth Fund

December 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 94.5%
Automobiles & Components - .8%
Dorman Products	1,053	[a,b]	79,733
Banks - 2.8%
National Bank Holdings, Cl. A	3,445		121,333
TriState Capital Holdings	3,844	[b]	100,405
Triumph Bancorp	1,571	[b]	59,729
			281,467
Capital Goods - 9.7%
Allied Motion Technologies	2,311		112,084
Construction Partners, Cl. A	7,841	[b]	132,278
Curtiss-Wright	896		126,238
Energy Recovery	8,876	[a,b]	86,896
Kornit Digital	4,371	[a,b]	149,619
Mercury Systems	3,094	[b]	213,826
Proto Labs	460	[b]	46,713
SiteOne Landscape Supply	1,245	[a,b]	112,859
			980,513
Consumer Services - 1.9%
Planet Fitness, Cl. A	2,597	[b]	193,944
Diversified Financials - .9%
Assetmark Financial Holdings	3,063	[b]	88,888
Energy - .9%
Cactus, Cl. A	2,657		91,188
Food & Staples Retailing - 1.0%
Grocery Outlet Holding	3,169	[a,b]	102,834
Food, Beverage & Tobacco - 4.5%
Calavo Growers	2,030	[a]	183,898
Freshpet	4,670	[b]	275,950
			459,848
Health Care Equipment & Services - 8.9%
Align Technology	125	[b]	34,880
AtriCure	2,525	[b]	82,088
Evolent Health, Cl. A	6,666	[a,b]	60,327
iRhythm Technologies	1,644	[a,b]	111,940
Nevro	850	[a,b]	99,909
Tabula Rasa HealthCare	1,579	[a,b]	76,866
Teladoc Health	3,719	[a,b]	311,355
ViewRay	8,997	[a,b]	37,967
WellCare Health Plans	270	[b]	89,157
			904,489

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.5% (continued)
Household & Personal Products - 1.0%
Inter Parfums	1,391		101,140
Insurance - 1.8%
Kinsale Captial Group	305	[a]	31,006
Palomar Holdings	3,025	[b]	152,732
			183,738
Materials - 2.5%
Constellium	4,753	[b]	63,690
Summit Materials, Cl. A	8,024	[b]	191,774
			255,464
Pharmaceuticals Biotechnology & Life Sciences - 17.4%
10X Genomics, CI. A	465	[a,b]	35,456
Acceleron Pharma	1,988	[a,b]	105,404
Aimmune Therapeutics	1,845	[a,b]	61,752
Amicus Therapeutics	4,991	[b]	48,612
Ascendis Pharma, ADR	432	[b]	60,100
Biohaven Pharmaceutical Holding	1,493	[b]	81,279
CareDx	1,576	[a,b]	33,994
CRISPR Therapeutics	396	[b]	24,118
Denali Therapeutics	2,440	[a,b]	42,505
Editas Medicine	789	[a,b]	23,362
FibroGen	2,381	[b]	102,121
GW Pharmaceuticals, ADR	559	[a,b]	58,449
Intellia Therapeutics	1,109	[b]	16,269
NanoString Technologies	2,388	[b]	66,434
Natera	2,798	[b]	94,265
NeoGenomics	4,255	[b]	124,459
Pacific Biosciences of California	9,914	[b]	50,958
Prevail Therapeutics	4,175	[a,b]	66,090
Prothena	3,249	[b]	51,432
PTC Therapeutics	1,550	[b]	74,447
Quanterix	3,219	[b]	76,065
Revance Therapeutics	1,877	[a,b]	30,464
Sage Therapeutics	460	[a,b]	33,207
Sarepta Therapeutics	577	[a,b]	74,456
uniQure	1,205	[a,b]	86,350
Veracyte	1,708	[b]	47,687
Voyager Therapeutics	2,104	[b]	29,351
Xenon Pharmaceuticals	5,060	[b]	66,337
Zogenix	1,780	[b]	92,791
			1,758,214
Real Estate - .8%
Physicians Realty Trust	4,393	[c]	83,203
Retailing - 4.7%
Carvana	1,182	[b]	108,803

Description	Shares		Value ($)
Common Stocks - 94.5% (continued)
Retailing - 4.7% (continued)
Etsy	1,806	[a,b]	80,006
National Vision Holdings	5,864	[b]	190,170
Ollie's Bargain Outlet Holdings	1,445	[a,b]	94,373
			473,352
Semiconductors & Semiconductor Equipment - 2.5%
Power Integrations	1,157		114,439
Semtech	2,659	[b]	140,661
			255,100
Software & Services - 24.8%
CACI International, Cl. A	958	[b]	239,490
Everbridge	2,835	[a,b]	221,357
HubSpot	1,933	[b]	306,381
I3 Verticals, Cl. A	3,317	[b]	93,705
Medallia	4,975	[a,b]	154,772
Mimecast	2,051	[b]	88,972
New Relic	801	[b]	52,634
PaySign	2,724	[a,b]	27,649
Proofpoint	1,501	[b]	172,285
Rapid7	5,145	[b]	288,223
Shopify, Cl. A	1,149	[b]	456,819
Twilio, Cl. A	2,614	[a,b]	256,904
Zendesk	2,013	[b]	154,256
			2,513,447
Technology Hardware & Equipment - 3.4%
Littelfuse	392		74,990
Lumentum Holdings	1,716	[b]	136,079
NETGEAR	1,936	[a,b]	47,451
nLight	4,377	[a,b]	88,766
			347,286
Telecommunication Services - 3.4%
Bandwidth, Cl. A	5,394	[a,b]	345,486
Transportation - .8%
Marten Transport	3,659		78,632
Total Common Stocks (cost $6,618,131)			9,577,966

Exchange-Traded Funds - 1.0%
Registered Investment Companies - 1.0%
iShares Russell 2000 Growth ETF (cost $97,021)	459	[a]	98,327

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - 4.7%
Registered Investment Companies - 4.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $473,457)	1.60	473,457	[d]	473,457

Investment of Cash Collateral for Securities Loaned - 5.0%
Registered Investment Companies - 5.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $512,280)	1.60	512,280	[d]	512,280
Total Investments (cost $7,700,889)		105.2%		10,662,030
Liabilities, Less Cash and Receivables		(5.2%)		(527,807)
Net Assets		100.0%		10,134,223

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At December 31, 2019, the value of the fund’s securities on loan was $2,788,245 and the value of the collateral was $2,845,853, consisting of cash collateral of $512,280 and U.S. Government & Agency securities valued at $2,333,573.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Growth Fund

December 31, 2019 (Unaudited)

The following is a summary of the inputs used as of December 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	9,577,966	-	-	9,577,966
Exchange-Traded Funds	98,327	-	-	98,327
Investment Companies	985,737	-	-	985,737

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2019, accumulated net unrealized appreciation on investments was $2,961,141, consisting of $3,128,339 gross unrealized appreciation and $167,198 gross unrealized depreciation.

At December 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.